Other Non-current Assets - HMM (Details) - HMM $ in Millions	Jul. 31, 2016 USD ($)
Loan Notes 1 HMM
Other Non-current Assets
Principal amount of unsecured notes received	$ 32.8
Loan Notes 2 HMM
Other Non-current Assets
Principal amount of unsecured notes received	$ 6.2